Notes Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Note payable, Outstanding Principal, Balance	$ 972,825	$ 700,000	$ 25,000
Less: Debt Discount	(180,950)	(10,500)	(9,421)
Less: Debt Issuance Costs	(408)
Notes Payable	791,467	689,500	15,579
October 25, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Note payable, Outstanding Principal, Balance			25,000
Interest Rate		9.00%
Maturity Date		Jul. 01, 2017
Warrants, Quantity		50,000
Warrants, Exercise Price		$ 0.30
Notes Payable			25,000
The February 2017 Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Note payable, Outstanding Principal, Balance	$ 364,325	$ 400,000
Interest Rate	12.00%	12.00%
Maturity Date	Sep. 01, 2017	Sep. 01, 2017
Warrants, Quantity	2,450,000	2,450,000
Warrants, Exercise Price	$ 0.20	$ 0.20
Notes Payable	$ 364,325	$ 400,000
The June 2017 Loan Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Note payable, Outstanding Principal, Balance		$ 50,000
Interest Rate	12.00%	12.00%
Maturity Date	Sep. 01, 2017	Sep. 01, 2017
Warrants, Quantity	35,000	35,000
Warrants, Exercise Price	$ 0.2	$ 0.20
Notes Payable		$ 50,000
The First November 2017 Loan Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Note payable, Outstanding Principal, Balance		$ 100,000
Interest Rate	15.00%	15.00%
Maturity Date	Jan. 12, 2018	Jan. 12, 2018
Warrants, Quantity
Warrants, Exercise Price
Notes Payable		$ 100,000
The Second November 2017 Loan Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Note payable, Outstanding Principal, Balance		$ 50,000
Interest Rate	15.00%	15.00%
Maturity Date	Jan. 13, 2018	Jan. 13, 2018
Warrants, Quantity
Warrants, Exercise Price
Notes Payable		$ 50,000
The Third November 2017 Loan Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Note payable, Outstanding Principal, Balance		$ 100,000
Interest Rate	15.00%	15.00%
Maturity Date	Jan. 13, 2018	Jan. 13, 2018
Warrants, Quantity
Warrants, Exercise Price
Notes Payable		$ 100,000
May 2018 Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Note payable, Outstanding Principal, Balance	$ 608,500
Interest Rate	13.00%
Maturity Date	Mar. 31, 2019
Warrants, Quantity	1,825,500
Warrants, Exercise Price
Notes Payable	$ 608,500